T. ROWE PRICE Hedged Equity Fund
March 31, 2026 Unaudited

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  91.0%
COMMUNICATION SERVICES  8.9%
Diversified Telecommunication Services  0.2%
AT&T  92,596 2,684
Verizon Communications  109,495 5,497
8,181
Entertainment  1.2%
Electronic Arts  10,240 2,088
Live Nation Entertainment (1) 14,000 2,135
Netflix (1) 307,945 29,609
Spotify Technology (1) 3,054 1,481
TKO Group Holdings  29,820 6,013
Walt Disney  42,597 4,105
45,431
Interactive Media & Services  6.4%
Alphabet, Class A  251,600 72,350
Alphabet, Class C  343,406 98,510
Meta Platforms, Class A  128,018 73,243
244,103
Wireless Telecommunication Services  1.1%
T-Mobile U.S.  200,896 42,194
42,194
Total Communication Services 339,909
CONSUMER DISCRETIONARY  8.5%
Automobiles  1.5%
General Motors  62,863 4,683
Tesla (1) 145,518 54,097
58,780
Broadline Retail  3.0%
Amazon.com (1) 552,687 115,108
eBay  13,500 1,229
116,337
Hotels, Restaurants & Leisure  1.7%
Airbnb, Class A (1) 9,300 1,174
Booking Holdings  2,368 9,970
Chipotle Mexican Grill (1) 143,657 4,599
Darden Restaurants  4,940 968
Domino's Pizza  6,658 2,389
DoorDash, Class A (1) 12,836 1,927

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hilton Worldwide Holdings  24,924 7,579
Las Vegas Sands  32,435 1,748
McDonald's  77,123 23,969
Royal Caribbean Cruises  11,921 3,280
Starbucks  18,800 1,684
Viking Holdings (1) 22,750 1,672
Wingstop  6,468 1,002
Yum! Brands  9,600 1,493
63,454
Household Durables  0.1%
PulteGroup  37,600 4,422
4,422
Specialty Retail  2.2%
AutoZone (1) 3,546 11,978
Carvana (1) 12,784 4,019
Home Depot  62,444 20,537
Lowe's  40,225 9,504
O'Reilly Automotive (1) 129,837 11,985
Ross Stores  21,020 4,554
TJX  106,141 16,951
Tractor Supply  32,900 1,490
Ulta Beauty (1) 3,908 2,043
83,061
Total Consumer Discretionary 326,054
CONSUMER STAPLES  5.0%
Beverages  1.2%
Coca-Cola  317,685 24,160
Keurig Dr Pepper  240,257 6,326
Monster Beverage (1) 48,370 3,505
PepsiCo  70,346 10,924
44,915
Consumer Staples Distribution & Retail  1.5%
Costco Wholesale  23,975 23,889
Sysco  3,700 264
Target  6,400 776
Walmart  264,325 32,850
57,779
Food Products  0.2%
Ingredion  22,525 2,538
Lamb Weston Holdings  15,440 653
Magnum Ice Cream (1) 13,121 196

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
McCormick  8,700 439
Mondelez International, Class A  63,765 3,675
7,501
Household Products  1.2%
Colgate-Palmolive  176,291 15,025
Procter & Gamble  209,665 30,284
45,309
Personal Care Products  0.2%
elf Beauty (1) 19,959 1,210
Estee Lauder, Class A  32,957 2,365
Kenvue  95,664 1,649
Unilever, ADR  63,918 3,642
8,866
Tobacco  0.7%
Altria Group  71,619 4,726
Philip Morris International  136,787 22,617
27,343
Total Consumer Staples 191,713
ENERGY  3.9%
Energy Equipment & Services  0.3%
Baker Hughes  71,200 4,347
SLB  122,692 6,305
10,652
Oil, Gas & Consumable Fuels  3.6%
Chevron  121,528 25,144
ConocoPhillips  147,918 19,525
Diamondback Energy  26,361 5,214
EOG Resources  62,130 8,982
EQT  74,587 4,747
Exxon Mobil  267,362 45,361
Phillips 66  34,121 6,216
Targa Resources  25,249 6,331
Valero Energy  23,624 5,837
Williams  158,444 11,531
138,888
Total Energy 149,540
FINANCIALS  12.2%
Banks  2.9%
Bank of America  434,956 21,204
Citigroup  168,604 19,121

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
East West Bancorp  29,422 3,141
Fifth Third Bancorp  73,316 3,406
Huntington Bancshares  234,946 3,677
JPMorgan Chase  139,657 41,082
KeyCorp  120,520 2,417
Popular  9,213 1,236
U.S. Bancorp  193,857 10,083
Wells Fargo  51,378 4,090
Western Alliance Bancorp  23,164 1,641
111,098
Capital Markets  3.0%
Ares Management, Class A  28,708 3,132
Bank of New York Mellon  61,627 7,311
Blackrock  8,399 8,077
Blackstone  16,636 1,913
Cboe Global Markets  21,164 5,949
Charles Schwab  136,997 12,875
CME Group  31,937 9,433
Goldman Sachs Group  13,147 11,122
Intercontinental Exchange  56,190 8,837
Invesco  67,400 1,637
KKR  54,017 4,997
LPL Financial Holdings  4,200 1,263
Moody's  11,464 5,001
Morgan Stanley  74,687 12,291
MSCI  3,900 2,102
Robinhood Markets, Class A (1) 27,847 1,930
S&P Global  19,177 8,157
TPG  36,233 1,468
Tradeweb Markets, Class A  53,153 6,254
113,749
Consumer Finance  0.4%
American Express  20,815 6,296
Capital One Financial  38,904 7,098
Figure Technology Solutions, Class A (1) 60,800 2,064
15,458
Financial Services  3.5%
Apollo Global Management  30,602 3,410
Berkshire Hathaway, Class B (1) 74,427 35,665
Block (1) 131,927 7,939
Corebridge Financial  64,295 1,534
Corpay (1) 13,274 3,863

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Equitable Holdings  111,156 4,125
Fiserv (1) 16,682 931
Global Payments  27,212 1,831
Klarna Group (1) 14,923 195
Mastercard, Class A  64,311 32,134
Visa, Class A  128,145 38,731
Voya Financial  45,435 3,104
133,462
Insurance  2.4%
Allstate  75,199 15,592
American International Group  64,066 4,821
Aon, Class A  20,700 6,681
Arthur J Gallagher  3,578 775
Axis Capital Holdings  13,766 1,396
Chubb  75,156 24,495
Hartford Insurance Group  18,322 2,478
Marsh & McLennan  95,484 16,562
MetLife  100,590 7,114
Progressive  33,011 6,544
Travelers  7,807 2,277
Willis Towers Watson  9,700 2,820
91,555
Total Financials 465,322
HEALTH CARE  9.3%
Biotechnology  1.8%
AbbVie  94,035 20,452
Amgen  20,817 7,324
Gilead Sciences  143,630 20,018
Natera (1) 21,100 4,220
Regeneron Pharmaceuticals  6,777 5,236
United Therapeutics (1) 5,606 3,324
Vertex Pharmaceuticals (1) 21,342 9,530
70,104
Health Care Equipment & Supplies  1.4%
Abbott Laboratories  95,278 9,782
Boston Scientific (1) 120,529 7,563
Edwards Lifesciences (1) 74,262 5,947
Intuitive Surgical (1) 26,004 11,988
Medline, Class A (1) 16,275 724
Medtronic  58,595 5,077
ResMed  17,399 3,906

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Stryker  24,578 8,076
53,063
Health Care Providers & Services  2.0%
BrightSpring Health Services (1) 30,621 1,305
Cardinal Health  28,186 5,956
Cencora  46,491 14,605
Centene (1) 31,745 1,039
Cigna Group  6,425 1,714
CVS Health  102,446 7,358
Elevance Health  8,303 2,431
Encompass Health  18,508 1,790
Guardant Health (1) 48,800 4,507
McKesson  15,366 13,297
Quest Diagnostics  6,530 1,280
Tenet Healthcare (1) 18,591 3,508
UnitedHealth Group  66,514 17,998
76,788
Life Sciences Tools & Services  0.7%
Charles River Laboratories International (1) 11,400 1,966
Danaher  42,042 7,971
IQVIA Holdings (1) 7,087 1,209
Revvity  12,200 1,069
Thermo Fisher Scientific  23,657 11,628
West Pharmaceutical Services  8,600 2,156
25,999
Pharmaceuticals  3.4%
Bristol-Myers Squibb  112,215 6,806
Chugai Pharmaceutical, ADR  139,018 3,826
Eli Lilly  47,243 43,453
Johnson & Johnson  152,815 37,354
Merck  226,371 27,230
Pfizer  230,755 6,479
Viatris  343,895 4,646
Zoetis  19,100 2,258
132,052
Total Health Care 358,006
INDUSTRIALS & BUSINESS SERVICES  7.3%
Aerospace & Defense  1.9%
Axon Enterprise (1) 6,100 2,591
Boeing (1) 57,635 11,471
General Electric  70,142 19,904

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Howmet Aerospace  32,003 7,375
L3Harris Technologies  11,675 4,030
Lockheed Martin  4,662 2,818
Northrop Grumman  19,565 13,348
RTX  41,159 7,939
TransDigm Group  2,568 2,976
72,452
Building Products  0.3%
Carrier Global  62,384 3,513
Johnson Controls International  36,020 4,717
Trane Technologies  10,271 4,280
12,510
Commercial Services & Supplies  0.6%
Cintas  23,276 3,937
Republic Services  16,370 3,585
Waste Connections  51,536 8,372
Waste Management  37,756 8,676
24,570
Construction & Engineering  0.1%
API Group (1) 75,055 3,041
3,041
Electrical Equipment  0.7%
AMETEK  5,739 1,230
Eaton  10,400 3,720
Emerson Electric  34,621 4,536
GE Vernova  7,353 6,418
Vertiv Holdings, Class A  38,980 9,768
25,672
Ground Transportation  0.8%
Canadian National Railway  35,984 3,698
CSX  280,078 11,497
Old Dominion Freight Line  35,507 6,938
Saia (1) 20,921 7,349
Uber Technologies (1) 32,111 2,310
Union Pacific  1,927 468
32,260
Industrial Conglomerates  0.2%
3M  20,700 3,006
Honeywell International  22,643 5,118
8,124

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Machinery  2.1%
Caterpillar  32,800 23,238
Cummins  1,328 715
Deere  22,194 12,502
Dover  18,365 3,828
Esab  34,428 3,328
Fortive  120,137 6,641
Ingersoll Rand  38,008 3,045
Middleby (1) 23,789 3,154
PACCAR  67,528 7,799
Parker-Hannifin  14,230 12,739
Pentair  29,800 2,596
Stanley Black & Decker  19,543 1,389
Xylem  10,454 1,249
82,223
Passenger Airlines  0.1%
United Airlines Holdings (1) 38,957 3,587
3,587
Professional Services  0.3%
Automatic Data Processing  10,129 2,058
Booz Allen Hamilton Holding  19,129 1,493
Equifax  4,011 722
SS&C Technologies Holdings  31,668 2,140
Verisk Analytics  29,283 5,556
11,969
Trading Companies & Distributors  0.2%
SiteOne Landscape Supply (1) 8,483 1,129
W.W. Grainger  4,920 5,367
6,496
Total Industrials & Business Services 282,904
INFORMATION TECHNOLOGY  29.3%
Communications Equipment  2.1%
Arista Networks (1) 100,740 12,369
Ciena (1) 33,890 13,157
Cisco Systems  385,730 29,929
F5 (1) 13,427 3,885
Lumentum Holdings (1) 9,736 6,842
Motorola Solutions  33,806 14,670
80,852

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Electronic Equipment, Instruments & Components  1.7%
Amphenol, Class A  133,075 16,814
Corning  60,994 8,293
Jabil  13,800 3,666
Keysight Technologies (1) 31,730 8,959
TE Connectivity  63,855 13,347
Teledyne Technologies (1) 25,637 15,511
66,590
IT Services  0.5%
Accenture, Class A  13,527 2,682
Akamai Technologies (1) 26,900 3,090
Cognizant Technology Solutions, Class A  41,768 2,563
International Business Machines  35,420 8,585
VeriSign  9,116 2,264
19,184
Semiconductors & Semiconductor Equipment  11.8%
Advanced Micro Devices (1) 109,089 22,192
Analog Devices  26,970 8,580
Applied Materials  56,259 19,229
Broadcom  274,540 84,973
Intel (1) 297,545 13,131
KLA  5,886 8,667
Lam Research  56,600 12,093
Micron Technology  63,612 21,491
Monolithic Power Systems  4,409 4,820
NVIDIA  1,400,775 244,295
Qnity Electronics  11,000 1,269
Teradyne  15,011 4,450
Texas Instruments  27,794 5,396
450,586
Software  7.0%
Adobe (1) 14,937 3,631
AppLovin, Class A (1) 18,951 7,543
Autodesk (1) 9,118 2,183
Cadence Design Systems (1) 8,997 2,500
Check Point Software Technologies (1) 8,104 1,158
Crowdstrike Holdings, Class A (1) 6,874 2,684
Descartes Systems Group (1) 43,961 3,146
Fair Isaac (1) 624 666
Fortinet (1) 55,815 4,561
HubSpot (1) 2,400 586
Intuit  28,260 12,219

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Microsoft  433,298 160,394
Oracle  94,599 13,916
Palantir Technologies, Class A (1) 89,048 13,026
Palo Alto Networks (1) 47,775 7,659
PTC (1) 30,754 4,382
Roper Technologies  8,529 3,018
Salesforce  60,178 11,233
ServiceNow (1) 121,693 12,723
Workday, Class A (1) 7,108 923
268,151
Technology Hardware, Storage & Peripherals  6.2%
Apple  847,689 215,135
Dell Technologies, Class C  18,700 3,069
NetApp  11,950 1,224
Sandisk (1) 5,695 3,619
Seagate Technology Holdings  23,691 9,281
Western Digital  16,996 4,597
236,925
Total Information Technology 1,122,288
MATERIALS  2.0%
Chemicals  1.0%
CF Industries Holdings  13,991 1,817
Corteva  34,123 2,856
Ecolab  11,772 3,132
Linde  43,201 21,417
LyondellBasell Industries, Class A  29,200 2,352
Mosaic  67,098 1,711
RPM International  4,430 440
Sherwin-Williams  14,668 4,702
38,427
Construction Materials  0.2%
CRH  35,200 3,700
Martin Marietta Materials  6,400 3,768
7,468
Containers & Packaging  0.2%
Ball  38,600 2,281
International Paper  81,534 2,911
Packaging Corp. of America  6,771 1,437
6,629
Metals & Mining  0.5%
Agnico Eagle Mines  4,859 986

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Franco-Nevada  22,666 5,600
Freeport-McMoRan  73,813 4,339
Newmont  24,600 2,663
Steel Dynamics  21,213 3,818
17,406
Paper & Forest Products  0.1%
West Fraser Timber  30,290 1,978
1,978
Total Materials 71,908
REAL ESTATE  1.4%
Health Care Real Estate Investment Trusts  0.3%
Ventas, REIT  28,459 2,327
Welltower, REIT  48,732 9,635
11,962
Industrial Real Estate Investment Trusts  0.3%
Prologis, REIT  64,209 8,487
Rexford Industrial Realty, REIT  110,162 3,606
12,093
Office Real Estate Investment Trusts  0.0%
BXP, REIT  17,125 889
889
Real Estate Management & Development  0.1%
CBRE Group, Class A (1) 29,084 3,940
CoStar Group (1) 24,172 975
4,915
Residential Real Estate Investment Trusts  0.1%
AvalonBay Communities, REIT  11,084 1,811
Equity LifeStyle Properties, REIT  10,300 643
Essex Property Trust, REIT  8,022 1,941
Sun Communities, REIT  8,147 1,026
5,421
Retail Real Estate Investment Trusts  0.1%
Kimco Realty, REIT  48,639 1,093
Regency Centers, REIT  19,108 1,446
Simon Property Group, REIT  13,320 2,484
5,023
Specialized Real Estate Investment Trusts  0.5%
American Tower, REIT  16,104 2,779
CubeSmart, REIT  27,740 1,016

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Equinix, REIT  9,327 9,143
Public Storage, REIT  17,044 4,617
17,555
Total Real Estate 57,858
UTILITIES  3.2%
Electric Utilities  1.8%
Alliant Energy  108,265 7,769
Constellation Energy  5,742 1,604
Duke Energy  71,412 9,351
Evergy  48,622 3,983
NextEra Energy  149,449 13,881
PG&E  360,911 6,341
Southern  138,494 13,367
Xcel Energy  160,768 12,771
69,067
Gas Utilities  0.2%
Atmos Energy  38,487 7,109
7,109
Independent Power & Renewable Electricity
Producers  0.2%
Vistra  38,842 5,839
5,839
Multi-Utilities  1.0%
Ameren  59,718 6,564
CMS Energy  93,960 7,290
Consolidated Edison  74,182 8,396
DTE Energy  43,298 6,331
Sempra  73,370 7,129
WEC Energy Group  7,412 858
36,568
Total Utilities 118,583
Total Common Stocks (Cost $2,563,280) 3,484,085

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  0.9%
U.S. Treasury Obligations  0.9%
U.S. Treasury Notes, 4.625%, 9/15/26 (2) 32,000,000 32,126
32,126
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $32,086) 32,126
SHORT-TERM INVESTMENTS  8.3%
Money Market Funds  7.4%
T. Rowe Price Government Reserve Fund, 3.71% (3)(4) 285,221,279 285,221
285,221
U.S. Treasury Obligations  0.9%
U.S. Treasury Bills, 3.571%, 7/30/26 (2) 4,500,000 4,446
U.S. Treasury Bills, 3.607%, 4/30/26 (2) 3,230,000 3,221
U.S. Treasury Bills, 3.621%, 5/14/26 (2) 5,120,000 5,098
U.S. Treasury Bills, 3.623%, 6/4/26 (2) 5,750,000 5,713
U.S. Treasury Bills, 3.627%, 5/7/26 (2) 10,670,000 10,631
U.S. Treasury Bills, 3.637%, 6/23/26 (2) 4,990,000 4,949
34,058
Total Short-Term Investments (Cost $319,281) 319,279
a a
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.4%
OTC Options Purchased 0.4%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
S&P 500 Index,
Put, 1/15/27 @
$6,100.00 (1) 224 146,239 6,380
Morgan Stanley
S&P 500 Index,
Put, 3/19/27 @
$5,800.00 (1) 225 146,892 5,582
Wells Fargo
S&P 500 Index,
Put, 2/19/27 @
$5,900.00 (1) 218 142,322 5,572
Total Options Purchased (Cost $14,020) 17,534
Total Investments in Securities  100.6%
(Cost $2,928,667) $ 3,853,024
Other Assets Less Liabilities (0.6)% (23,848)
Net Assets 100.0% $ 3,829,176

T. ROWE PRICE Hedged Equity Fund

‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) At March 31, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
OTC Over-the-counter
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Hedged Equity Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 2,460 S&P 500 E-Mini Index contracts 6/26 (808,202) $ 16,573
Long, 4,252 U.S. Treasury Notes ten year
contracts 6/26 472,171 (9,534)
Net payments (receipts) of variation margin to date (28,490)
Variation margin receivable (payable) on open futures contracts $ (21,451)

T. ROWE PRICE Hedged Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.71% $ — $ — $ 2,387
T. Rowe Price Treasury Reserve Fund, 3.68% — — —++
Totals $ —# $ — $ 2,387+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
T. Rowe Price Government
Reserve Fund, 3.71% $ 249,204  ¤  ¤ $ 285,221
T. Rowe Price Treasury
Reserve Fund, 3.68% 3,712  ¤  ¤ —
Total $ 285,221^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2,387 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $285,221.

T. ROWE PRICE Hedged Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Equity Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Hedged Equity Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Hedged Equity Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Hedged Equity Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Hedged Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 3,484,085 $ — $ — $ 3,484,085
U.S. Government Agency
Obligations (Excluding
Mortgage-Backed) — 32,126 — 32,126
Short-Term Investments 285,221 34,058 — 319,279
Options Purchased — 17,534 — 17,534
Total Securities 3,769,306 83,718 — 3,853,024
Futures Contracts* 16,573 — — 16,573
Total $ 3,785,879 $ 83,718 $ — $ 3,869,597
Liabilities
Futures Contracts* $ 9,534 $ — $ — $ 9,534
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Hedged Equity Fund

existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F1544-054Q1 03/26